Related Party (Details) - USD ($)	1 Months Ended		12 Months Ended
	Sep. 15, 2021	Sep. 15, 2020	Dec. 31, 2022	Dec. 31, 2021	Oct. 04, 2021	Sep. 30, 2020
Related Party (Details) [Line Items]
Shares of common stock					$ 3,905,634
Revenue				$ 80,000
Invested amount			$ 484,753
Warrants shares (in Shares)			277,000
Common stock shares (in Shares)			272,000
Expenses			$ 172,091	138,713
The September 2020 Goldberg Loan Agreement [Member]
Related Party (Details) [Line Items]
Promissory note		$ 16,705
Interest rate		7.00%
Fair value amount						$ 6,463,363
Percentage of principal amount						200.00%
Principal amount	$ 939,022
Accrued interest				3,576
Cash				200,000
Shares of common stock				150,000
The September 2020 Rosen Loan Agreement [Member]
Related Party (Details) [Line Items]
Promissory note		$ 3,295
Interest rate		7.00%
Fair value amount						$ 1,274,553
Percentage of principal amount						200.00%
Principal amount	$ 185,279
Accrued interest				1,610
Repaid amount				188,574
Interest amount				$ 1,677